UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21680

DIVIDEND CAPITAL REALTY INCOME ALLOCATION FUND
(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Derek Mullins, Secretary Dividend Capital Realty Income Allocation Fund 518 17th Street, Suite 1200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 228-2200

Date of fiscal year end:	September 30th

Date of reporting period:	December 31, 2006

Item 1 – Schedule of Investments

STATEMENT OF INVESTMENTS

December 31, 2006 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Shares/Principal	Market
	Amount	Value
COMMON STOCK 41.56%
Apartments 2.47%
Archstone-Smith Trust	31,700	$1,845,257
AvalonBay Communities Inc.	8,400	1,092,420
BRE Properties Inc.	21,800	1,417,436
Equity Residential Properties Trust	21,000	1,065,750
		5,420,863

Diversified/Miscellaneous 0.15%
Vornado Realty Trust	2,800	340,200

Healthcare 0.41%
Medical Properties Trust Inc.	58,300	891,990

Hotels 1.90%
Diamondrock Hospitality Co.	47,200	850,072
Hilton Hotels Corp.	24,800	865,520
Host Hotels & Resorts Inc.	39,100	959,905
Marriott International Inc. - Class A	10,300	491,516
Starwood Hotels & Resorts Inc.	16,100	1,006,250
		4,173,263

Industrial 1.08%
First Potomac Realty Trust	39,600	1,152,756
ProLogis	20,000	1,215,400
		2,368,156

Mortgage - Commercial 13.17%
Anthracite Capital Inc.	242,200	3,083,206
iStar Financial Inc.	18,100	865,542
Newcastle Investment Corp.	155,400	4,867,128
RAIT Investment Trust	308,866	10,649,695
Resource Capital Corp.	557,300	9,446,235
Resource Capital Corp. - Warrants*	55,000	0
		28,911,806

Mortgage - Residential 0.37%
New Century Financial Corp.	26,000	821,340

Office - Central Business District 2.87%
Boston Properties Inc.	17,200	1,924,336
Douglas Emmett Inc.	35,000	930,650
Equity Office Properties Trust	18,600	895,962
Maguire Properties Inc.	21,400	856,00
SL Green Realty Corp.	12,700	1,686,306
		6,293,254

	Shares/Principal	Market
	Amount	Value
COMMON STOCK (continued)
Office - Suburban 1.37%
Alexandria Real Estate Equities Inc.	13,100	$1,315,240
Duke Realty Corp.	17,100	699,390
Highwoods Properties Inc.	24,300	990,468
		3,005,098

Other Real Estate Companies 1.01%
Brookfield Properties Corp.	56,600	2,226,078

Regional Malls 2.60%
General Growth Properties Inc.	21,000	1,096,830
The Macerich Company	14,800	1,281,236
Simon Property Group Inc.	29,300	2,967,797
Taubman Centers Inc.	7,300	371,278
		5,717,141

Self Storage 1.06%
Public Storage Inc.	23,800	2,320,500

Shopping Centers 1.67%
Acadia Realty Trust	19,100	477,882
Equity One	16,200	431,892
Federal Realty Investment Trust	10,000	850,000
Kimco Realty Corp.	20,100	903,495
Regency Centers Corp.	12,700	992,759
		3,656,028

Specialty Finance 11.43%
Alesco Financial Inc.	100,000	1,070,000
Arbor Realty Trust Inc.	73,100	2,199,579
CBRE Realty Finance Inc. (1)(5)	366,400	5,756,144
Deerfield Triarc Capital Corp.	261,800	4,432,274
Gramercy Capital Corp.	140,400	4,336,956
KKR Financial Corp.	148,400	3,975,636
NorthStar Realty Finance Corp.	200,000	3,314,000
		25,084,589

TOTAL COMMON STOCK (Cost $76,614,036)		91,230,306

	Bond Rating	Shares/Principal	Market
	Moody’s/S&P	Amount	Value
PREFERRED STOCK 63.08%
Apartments 3.00%
Apartment Investment & Management Co.:
Series G, 9.375% (3)	Ba3/B+	76,800	$2,017,920
Series U, 7.750%	Ba3/B+	64,200	1,627,072
Series V, 8.000% (3)	Ba3/B+	75,700	1,937,451
BRE Properties Inc., Series C, 6.750%	Baa3/BBB-	40,000	1,006,252
			6,588,695

Diversified/Miscellaneous 1.92%
Crescent Real Estate Equities Co.,
Series B, 9.500% (3)	B3/B-	156,000	4,211,220

Hotels 24.06%
Ashford Hospitality Trust,
Series A, 8.550% (3)	NR/NR	93,300	2,422,889
Eagle Hospitality Properties Trust Inc.,
Series A, 8.250% (3)	NR/NR	253,400	6,477,537
FelCor Lodging Trust Inc.,
Series C, 8.000% (3)	B2/B-	259,000	6,522,915
Hersha Hospitality Trust
Series A, 8.000% (3)	NR/NR	177,400	4,634,575
Innkeepers USA Trust,
Series C, 8.000%	NR/NR	40,100	1,017,537
LaSalle Hotel Properties,
Series A, 10.250% (3)	NR/NR	59,200	1,499,240
Series G, 7.250%	NR/NR	440,000	11,233,772
Strategic Hotels & Resorts Inc.:
Series A, 8.500% (1)(5)	NR/NR	25,500	643,875
Series A, 144, 8.500% (1)(5)	NR/NR	152,000	3,833,258
Series C, 8.250% (3)	NR/NR	301,000	7,703,734
Sunstone Hotel Investors Inc.,
Series A, 8.000% (3)	NR/NR	134,800	3,445,825
Winston Hotels Inc.,
Series B, 8.000% (3)	B2/NR	133,000	3,370,725
			52,805,882

Manufactured Housing 1.73%
Affordable Residential Communities Inc.,
Series A, 8.250% (3)	NR/NR	150,400	3,790,080

	Bond Rating	Shares/Principal	Market
	Moody’s/S&P	Amount	Value
PREFERRED STOCK (continued)
Mortgage - Commercial 6.19%
Anthracite Capital Inc.,
Series C, 9.375% (3)	NR/NR	118,500	$3,155,062
Newcastle Investment Corp.:
Series B, 9.750% (3)	NR/NR	217,500	5,616,938
Series C, 9.750% (3)	NR/NR	140,000	3,580,500
RAIT Investment Trust,
Series B, 8.375%	NR/NR	48,300	1,242,218
			13,594,718
Mortgage - Residential 11.10%
Accredited Mortgage Loan REIT
Trust, Series A, 9.750% (3)	NR/NR	73,600	1,837,424
American Home Mortgage
Investment Corp.:
Series A, 9.750% (3)	NR/NR	266,950	7,218,328
Series B, 9.250%	NR/NR	29,700	781,110
Anworth Mortgage Asset Corp.,
Series A, 8.625% (3)	NR/NR	85,200	2,152,152
Impac Mortgage Holdings Inc.,
Series C, 9.125%	NR/NR	96,500	2,274,988
New Century Financial Corp.,
Series A, 9.125%	NR/B	267,400	6,484,450
Novastar Financial Inc.,
Series C, 8.900% (3)	NR/NR	146,100	3,626,932
			24,375,384
Net Lease 4.88%
Entertainment Properties Trust,:
Series A, 9.500% (3)	NR/NR	258,100	6,541,235
Series B, 7.750% (3)	NR/NR	93,400	2,352,279
Trustreet Properties, Inc.,
Series A, 7.720% (3)	B3/B	73,100	1,826,769
			10,720,283
Office - Central Business District 0.06%
SL Green Realty Corp.,
Series C, 7.625%	NR/NR	5,000	127,344

Office - Suburban 2.67%
Brandywine Realty Trust.,
Series D, 7.500% (3)	NR/NR	47,000	1,189,688
Digital Realty Trust Inc.,
Series A, 8.500% (3)	NR/NR	174,300	4,531,800
Series B, 7.875%	NR/NR	5,600	144,025
			5,865,513

	Bond Rating	Shares/Principal	Market
	Moody’s/S&P	Amount	Value
PREFERRED STOCK (continued)
Regional Malls 0.77%
Glimcher Realty Trust.,
Series G, 8.125%	B1/B	60,000	$1,515,000
Taubman Centers Inc.:
Series G, 8.000%	B1/NR	400	10,463
Series H, 7.625%	B1/NR	6,600	174,075
			1,699,538
Specialty Finance 6.70%
Capital Lease Funding,
Series A, 8.125% (3)	NR/NR	156,700	3,990,961
NorthStar Realty Finance Corp.,
Series A, 8.750% (3)	NR/NR	400,000	10,712,520
			14,703,481
TOTAL PREFERRED STOCK (Cost $137,925,841)			138,482,138

COLLATERALIZED DEBT OBLIGATIONS 14.07%
CW Capital Cobalt II, Ltd.:
Series K, 8.880%, 04/26/2016 (1)(2)(5)(7)(9)	Ba2/NR	4,000,000	3,965,996
Class P.S., 15.013%, 04/26/2016 (1)(2)(5)(7)(8)	NR/NR	3,500,000	3,466,403
Sorin Real Estate CDO II Ltd.,
Series 2005 2A, Class H, 9.372%,
01/04/2016 (1)(2)(5)(7)(9)	Ba3/NR	7,500,000	7,431,758
Taberna Preferred Funding III Ltd.,
Class E, 9.868%, 11/05/2015 (1)(2)(5)(7)(9)	NR/BB+	2,000,000	1,913,140
Taberna Preferred Funding V Ltd.:
Class B-1L, 8.118%, 02/05/2016 (1)(2)(5)(7)(9)	NR/BBB	3,000,000	2,900,703
Class B-2L, 10.118%, 02/05/2016 (1)(2)(5)(7)(9)	NR/BB	3,000,000	2,897,709
Vertical CRE CDO 2006-I, Ltd.:
Class G, 9.374%, 04/22/2013 (1)(2)(5)(7)(9)	NR/BB+	6,500,000	6,525,285
Class P.S., 14.852%, 04/22/2013 (1)(2)(5)(7)(8)	NR/NR	1,800,000	1,790,995

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost $31,300,000)			30,891,989

COLLATERALIZED LOAN OBLIGATIONS 7.24%
Babson CLO 2005-III, Ltd.,
19.011%, 11/11/2019 (1)(2)(5)(7)(8)	NR/NR	13,000,000	12,530,817
Fraser Sullivan CLO I Ltd.,
6.114%, 03/15/2017 (1)(2)(5)(7)(8)	NR/NR	3,400,000	3,371,093

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,400,000)			15,901,910

	Bond Rating	Shares/Principal	Market
	Moody’s/S&P	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.64%
JP Morgan Chase, Series 2005 LDP2, Class M,
4.509%, 06/15/2016 (1)(2)(5)(7)(9)	NR/Ba2	1,597,000	$1,226,879
Wachovia Bank, Series 2005
C18, 4.702%, 05/19/2015 (1)(5)(7)	B1/B+	248,100	170,251

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,408,472)			1,397,130

LOAN PARTICIPATIONS 2.51%
Mervyn’s Junior Syndication Mezzanine,
8.850%, 01/01/2008 (2)(9)	NR/NR	5,499,628	5,499,628

TOTAL LOAN PARTICIPATIONS (Cost $5,499,628)			5,499,628

U.S. GOVERNMENT OBLIGATIONS 4.20%
U.S. Treasury Notes, 6.130%, 08/15/2007 (6)		9,165,000	9,225,865

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $9,222,170)			9,225,865

NON-REGISTERED INVESTMENT COMPANIES 1.79%
INVESCO Navigator Fund (1)(2)(4)	NR/NR	3,946	3,925,879

TOTAL NON-REGISTERED INVESTMENT COMPANIES (Cost $3,946,000)			3,925,879

TOTAL INVESTMENTS 135.09% (Cost $282,316,147)			$296,554,845
Liabilities in Excess of Net Other Assets (35.09%)			(77,026,427)
NET ASSETS 100.00%			$219,528,418

*                 Non-income producing security

(1)       Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2006, the value of these securities amounted to $62,350,185 or 20.47% of managed assets.

(2)       This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(3)       All or a portion of the shares held in this security are pledged as collateral for the borrowings under the Revolving Credit and Security Agreement (Note 6).

(4)       This security is considered illiquid by the Adviser.

(5)       This 144A security has been determined to be liquid by the Adviser.

(6)       The entire principal amount of this security is pledged as collateral for the total return swaps.

(7)       The expected maturity date listed herein differs from the legal maturity date due to the expected schedule of principal payments.

(8)       This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the Adviser’s estimated rate of residual interest as of the reporting date.

(9)       The coupon rate shown on floating or adjustable rate securities represents the rate at each period.

Open Interest Rate Swap Contracts as of December 31, 2006

				Floating Rate
			Fixed Rate	Received by
	Termination	Underlying	Paid by the	the Fund at	Net Interest	Unrealized
Counterparty	Date	Notional	Fund at 12/31/06	12/31/2006*	Receivable	Appreciation
JPMorgan Chase	06/14/2010	$27,000,000	4.09%	5.35%	$17,010	$427,768
JPMorgan Chase	06/14/2012	27,000,000	3.89%	5.35%	19,710	628,557
Total						$1,056,325

*                 Based on one-month LIBOR (London Interbank Offered Rate).

Open Total Return Swap Contracts (“TRS”)** as of December 31, 2006

Counterparty: Royal Bank of Canada

				Unrealized
			Underlying	Appreciation
	Expiration	Notional	Notional	(Depreciation)
Contract Type	Date	Shares	($CAD)	($USD)
Alexis Nihon Real Estate Investment Trust TRS	08/21/2008	197,000	$2,501,900	$737,017
Allied Properties Real Estate Investment Trust TRS	07/31/2008	302,700	5,236,710	1,545,448
Calloway Real Estate Investment Trust TRS	11/06/2008	190,000	5,266,800	(19,564)
Canadian Hotel Income Properties Real Estate	02/19/2007	270,700	3,153,899	761,672
Investment Trust TRS	03/30/2007	134,400	1,568,085	376,272
	04/05/2007	15,900	185,033	44,924
Chartwell Senior Housing Real Estate Investment Trust TRS	08/21/2008	175,000	2,345,000	81,088
Firm Capital Mortgage Investment Trust TRS	08/28/2008	160,000	1,624,000	41,188
H&R Real Estate Investment Trust TRS	07/31/2008	275,000	6,132,500	422,387
Northern Property Real Estate Investment Trust TRS	07/31/2008	188,000	4,049,520	1,034,048
Primaris Retail Real Estate Investment Trust TRS	11/06/2008	330,000	5,999,400	198,215
RioCan Real Estate Investment Trust TRS	07/31/2008	500,000	11,445,000	969,624
Total			$49,507,847	$6,192,319

**          For each total return swap contract, the Fund receives the total return and dividend income on the underlying security and pays a floating rate based on three-month Canadian LIBOR plus a spread.

Open Foreign Currency Contracts as of December 31, 2006
Contracts to Sell – Canadian Dollar (CAD)

Expiration Date	Contract Amount ($CAD)	Unrealized Appreciation /(Depreciation) ($USD)
01/31/2007	$80,700	$3,048
02/06/2007	25,100	680
02/21/2007	56,000	2,063
04/30/2007	92,100	3,462
05/07/2007	28,800	781
05/22/2007	57,000	2,106
07/31/2007	84,100	3,118
08/07/2007	27,300	741
08/21/2007	53,900	1,998
11/06/2007	25,800	698
Total Unrealized Appreciation		$18,695

Notes to Financial Statements

December 31, 2006 (Unaudited)

Dividend Capital Realty Income Allocation Fund

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Dividend Capital Realty Income Allocation Fund (the “Fund”) is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation.

Initial capitalization for the Fund was provided by Dividend Capital Investments LLC (the “Adviser”) as follows:

Organization Date	December 3, 2004
Initial Capitalization Date	February 15, 2005
Amount of Initial Capitalization	$ 100,068
Common Shares Issued at Capitalization	7,010
Common Shares Authorized	Unlimited
Public Offering Date	February 24, 2005

Security Valuation:

Pricing Procedures:  All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Standard Time), on each day that the NYSE is open.

Securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). Domestic exchange-listed securities and non-NASDAQ equity securities not traded on a listed exchange are valued at the last sale price as of the close of the NYSE. In the absence of trading or a NOCP, such securities are valued at the mean of the bid and asked prices. In the event exchange quotations are not available for exchange traded securities, the Fund will obtain at least one price from an independent broker/dealer.

U.S. government and agency securities having a maturity of more than 60 days are valued at the mean between the bid and asked prices. Fixed income securities having a maturity of less than 60 days are valued at amortized cost. Other debt securities are valued at the price provided by an independent pricing service or, if such a price is not available, at the value provided by at least one quotation obtained from a broker/dealer. Securities issued by private funds are priced at the value most recently provided by the private fund or at the bid provided by a broker/dealer.

Foreign exchange traded securities are valued at the last sale price at the close of the exchange on which the security is primarily traded (except in certain countries where market maker prices are used). In the absence of trading, such securities are valued at the mean between the last reported bid and asked prices or the last sale price. Non-exchange traded foreign securities (including debt) are valued at a price provided by a pricing service or at the mean value between the bid and asked prices.

Exchange traded options, warrants and rights are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. For non-exchange traded options and exchange traded options, warrants and rights for which no sales are reported, the mean between the bid and asked prices is used. For exchange traded options, warrants and rights and foreign exchange traded equity securities in which the markets are not closed at the time that the Fund prices its securities, snapshot prices provided by individual pricing services are used.

The price for futures contracts are the daily quoted settlement prices. Single security total return swaps in which the referenced security is traded on an exchange are valued at the last sale price at the time of close of the NYSE. In the absence of trading of a referenced security, the mean between the closing bid and asked prices will be used.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event (as defined below), the security may be valued at its fair value determined pursuant to procedures adopted by the Board. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however, it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of December 31, 2006, securities which have been fair valued represented 21.44% of the Fund’s managed assets.

The following factors, among other relevant factors, may be considered when determining the fair value of a security: (1) fundamental analytical data; (2) forces which influence the market in which the security is sold, including the liquidity and depth of the market; (3) type of security and the cost at date of purchase; (4) most recent quotation received from a broker; (5) transactions or offers with respect to the security; (6) price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies; (7) price and extent of public trading of the security on foreign exchanges; (8) information on world financial markets and comparable financial products; (9) size of the Fund’s holdings; (10) financial statements of the issuer; (11) analyst reports; (12) merger proposals or tender offers; (13) value of other financial instruments, including derivative securities, traded on other markets or among dealers; (14) trading volumes on markets, exchanges or among dealers; (15) values of baskets of securities traded on other markets, exchanges or among dealers; (16) change in interest rates; (17) observations from financial institutions; (18) government (domestic or foreign) actions or pronouncements; (19) in the case of restricted securities, discount from market value of unrestricted securities of the same class at time of purchase, existence and anticipated timeframe of any undertaking to register the security and the size of the holding in relation to any unrestricted outstanding shares; (20) in the case of foreign securities, the country’s or geographic region’s political and economic environment, nature of any significant events, American Depository Receipt trading, exchange-traded fund trading and foreign currency exchange activity; (21) in the case of interests in private funds, the absence of transaction activity in interests in the private fund, extraordinary restrictions on redemptions, whether the private fund’s valuation procedures provide for valuation of underlying securities at market value or fair value, actual knowledge of the value of underlying portfolio holdings, review of audited financial statements and ongoing due diligence and monitoring; and (22) in the case of emergencies or other unusual situations, the nature and duration of the event, forces influencing the operation of the financial markets, likelihood of recurrence of the event, and whether the effects of the event are isolated or affect entire markets, countries or regions.

Significant Events: An event is significant if it causes the price for a security determined at the normal time for pricing that security to no longer reflect fair value at the time that the Fund determines its net asset value. A significant event is material (a “Material Significant Event”) if a fair valuation for the security would impact the Fund’s net asset value by more than one-half of one percent (0.5%). If a Material Significant Event has occurred, the Adviser will call a meeting of the Valuation Committee to determine a fair value for the security in accordance with the Fund’s Fair Valuation Procedures.

Risk of Concentration:

Because the Fund’s investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated in a single industry. If the securities of real estate companies as a group fall out of favor with the investors, the Fund could underperform funds that have greater industry diversification.

Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into forward foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. Currently, the Fund intends to invest only in those securities issued by North American issuers.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rate of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effects of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements:

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

Distributions to Shareholders:

The Fund intends to make a level dividend distribution each month to Common Shareholders. The level dividend rate may be modified by the Board of Trustees from time to time. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date. Distributions paid by the Fund are subject to recharacterization for tax purposes. A portion of the distributions paid by the Fund may be reclassified to return of capital and long-term capital gains upon the final determination of the Fund’s taxable income for the year. Net realized gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates

2. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gain for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

At December 31, 2006 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate tax cost	$281,751,599

Gross unrealized appreciation	16,983,041
Gross unrealized depreciation	(2,977,148)
Net unrealized appreciation	$14,005,894

Item 2 – Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Realty Income Allocation Fund

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas Florence
Thomas I. Florence
President
(Principal Executive Officer)

Date: February 26, 2007

By:	/s/ Jeffrey Taylor
Jeffrey W. Taylor
Vice President and Treasurer
(Principal Executive Officer)

Date: February 26, 2007